Accounting judgments, estimates and assumptions	6 Months Ended
Jun. 30, 2024
Accounting judgments, estimates and assumptions
Accounting judgments, estimates and assumptions

4.Accounting judgments, estimates and assumptions

In preparing these interim condensed consolidated financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets, liabilities, incomes and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group’s consolidated financial statements for the year ended December 31, 2023.

Reclassifications to Prior Period Financial Statements and Adjustments

Reclassifications have been made in the Group’s consolidated statement of profit or loss and other comprehensive income of the comparative period to correct an immaterial classification error, with regards to depreciation and amortization expense. As of June 30, 2023, the total balance of 2,903 of depreciation and amortization expense was reclassified from “Depreciation and amortization” and allocated among “Game operation cost”, “Selling and marketing expenses” and “General and administrative expenses”, with a balance of 1,859, 74 and 970, respectively.